COMMON STOCK WARRANTS (Tables)	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016
Equity [Abstract]
Summary of stock warrant activity

A summary of our stock warrant activity for the period from March 1, 2017 through October 31, 2017 is as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding at beginning of period - March 1, 2017	515,000	2.00	1.40
Outstanding at end of period - October 31, 2017	515,000	$2.00	1.40

Exercisable at end of period - October 31, 2017	515,000	$2.00	-

A summary of our stock warrant activity for the period through October 31, 2017 is as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding at beginning of period	-	-	-
Granted during the period ended October 31, 2017	475,000	$2.00	$0.07
Granted during the three months ended January 31, 2017	40,000	2.00	0.09
Outstanding at end of period	515,000	$2.00	$0.73

Excerciseable at end of period	515,000	$2.00	$0.73

A summary of our stock warrant activity for the period from November 12, 2015 through October 31, 2016   is as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding at November 12, 2015 (Inception)	-	-	-
Granted during the period	475,000	$2.00	1.70
Outstanding at October 31, 2016	475,000	$2.00	1.70

Exercisable at October 31, 2016	475,000	$2.00	1.70